Investments in Real Estate (Details Textual) (USD $)	1 Months Ended	12 Months Ended		12 Months Ended			1 Months Ended				1 Months Ended				1 Months Ended
	Jun. 30, 2012	Dec. 31, 2013 sqft	Aug. 29, 2013	Dec. 31, 2013 Berry Hill Development [Member] sqft	Dec. 17, 2012 Berry Hill Development [Member]	Oct. 18, 2012 Berry Hill Development [Member]	Jun. 30, 2012 Spring House [Member]	Dec. 31, 2013 Spring House [Member] sqft	Dec. 31, 2011 Spring House [Member]	Jun. 30, 2011 Spring House [Member]	Jun. 30, 2012 Creekside [Member]	Dec. 31, 2013 Creekside [Member] sqft	Dec. 31, 2011 Creekside [Member]	Jun. 30, 2011 Creekside [Member]	Dec. 17, 2012 Mda [Member]	Oct. 02, 2012 Enders [Member]
Real Estate Property [Line Items]
Equity Method Investment, Ownership Percentage			28.36%			58.575%			50.00%	51.00%			33.33%	35.33%	35.31%	48.40%
Approx. Rentable Square Footage		1,183,496		194,275				310,826				211,632
Approximate Rentable Square Footage For Mda Apartments		8,200
Concessions Costs		$ 617,000
Projected Development Costs		33,700,000		27,700,000
Projected Development Costs Per Unit				126,579
Sale of joint venture equity interest for affiliate		8,300,000	5,524,412
Purchase of Additional Joint Venture Equity Interest Percentage							1.00%				2.00%
Business Combination, Consideration Transferred	202,532
Realized Investment Gains (Losses)	3,450,460														7,297,942
Real Estate Investments, Joint Ventures					$ 4,157,759										$ 6,098,306	$ 4,716,846